Consolidated Statements of Operations - USD ($)		2 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
PIPE with reduction right expense		$ 0	$ 18,797,300	$ 0
General and administrative		5,000	5,649,682	1,628,308
Loss from operations		(5,000)	(24,446,982)	(1,628,308)
Other income (expense):
Interest from investments held in Trust Account		0	37,787,325	9,962,942
Allocation of offering costs to warrant liability		0	0	(20,182)
Change in fair value of warrant liability		0	2,816,000	14,197,333
Change in fair value of PIPE with reduction right liability		0	544,290	0
Net income (loss)		$ (5,000)	16,700,633	22,511,785
Common Class A [Member]
Other income (expense):
Net income (loss)			$ 13,360,506	$ 17,918,827
Weighted average number of ordinary shares		0	75,000,000	73,150,685
Basic net income per ordinary share		$ 0	$ 0.18	$ 0.24
Diluted net income per ordinary share		$ 0	$ 0.18	$ 0.24
Common Class B [Member]
Other income (expense):
Net income (loss)		$ (5,000)	$ 3,340,127	$ 4,592,958
Weighted average number of ordinary shares	[1]	18,750,000	18,750,000	18,750,000
Basic net income per ordinary share		$ 0	$ 0.18	$ 0.24
Diluted net income per ordinary share		$ 0	$ 0.18	$ 0.24

[1]	Shares have been retroactively adjusted to reflect the issuance of 4,312,500 Class B ordinary shares in a share recapitalization on December 13, 2021 and the surrender of 2,812,500 Class B ordinary shares for no consideration on February 19, 2022 (Note 5).